Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule of direct risk exposure to bank's directors and the guarantees provided (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	€ 279,589,000	€ 274,075,000	€ 262,737,000
Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	15,435,000	12,856,000	€ 10,758,000
Directors
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	94	105
Directors | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	94	105
Directors | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Ana Botín
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	26	20
Directors | Ana Botín | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	26	20
Directors | Ana Botín | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	4	7
Directors | José Antonio Álvarez | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	4	7
Directors | José Antonio Álvarez | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Bruce Carnegie-Brown
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Bruce Carnegie-Brown | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Bruce Carnegie-Brown | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Javier Botín
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	4	23
Directors | Javier Botín | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	4	23
Directors | Javier Botín | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Sol Daurella
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	51	49
Directors | Sol Daurella | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	51	49
Directors | Sol Daurella | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Belén Romana
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Belén Romana | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Belén Romana | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Ramiro Mato
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	1
Directors | Ramiro Mato | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	1
Directors | Ramiro Mato | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Homaira Akbari
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Homaira Akbari | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Homaira Akbari | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Henrique De Castro
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Henrique De Castro | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Henrique De Castro | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Pamela Walkden
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Pamela Walkden | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Pamela Walkden | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Luis Isasi
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Luis Isasi | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Luis Isasi | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Sergio Rial
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	5
Directors | Sergio Rial | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	5
Directors | Sergio Rial | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Hector Grisi
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	8	0
Directors | Hector Grisi | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	8	0
Directors | Hector Grisi | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Gina Diez
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	1	0
Directors | Gina Diez | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	1	0
Directors | Gina Diez | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Glenn Hutchins
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Glenn Hutchins | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Glenn Hutchins | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | German de la Fuente
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | German de la Fuente | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | German de la Fuente | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	€ 0	€ 0